Document and Entity Information	3 Months Ended
Dec. 31, 2025
Document and Entity Information
Document Type	SP 15D2
Document Period End Date	Dec. 31, 2025
Entity Registrant Name	Beacon Topco, Inc.
Entity Central Index Key	0002094256
Amendment Flag	false